Deferred Costs	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Deferred Costs
5.	DEFERRED COSTS

Deferred costs primarily consist of the incremental sales commission and service fee relating to obtaining of customers contract which is expected to be recovered and is capitalized pursuant to ASC340-40. The capitalized sales commission is amortized in the same manner the related revenue being recognized.

The movements of deferred costs for the years ended December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Beginning balances (current and non-current)	98,260	327,267
Additions	374,594	440,495
Amortizations	(145,488)	(318,693)
Impairments	(99)	(134)
Ending balances (current and non-current)	327,267	448,935
Deferred costs, current	180,657	243,447
Deferred costs, non-current	146,610	205,488